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VANGUARD(R) WELLINGTON FUND

The Additional Information table on page 6 of the prospectus is replaced with the following:


ADDITIONAL INFORMATION
As of November 30, 2006
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Net Assets (all share classes)    $45.2 billion
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Investment Advisor                Wellington Management Company,
                                  LLP, Boston, Mass., since inception
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Dividends and Capital Gains       Dividends are distributed quarterly in March,
                                  June, September, and December;
                                  capital gains, if any, are
                                  distributed annually in December.
---------------------------------------------------------------------------------------------
Suitable for IRAs                 Yes
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                                  Investor Shares                Admiral(TM) Shares
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Inception Date                    July 1, 1929                   May 14, 2001
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Minimum Initial Investment        $10,000                        $100,000
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Conversion Features               May be converted to            May be converted to Investor
                                  Admiral Shares if you          Shares if you are no longer
                                  meet eligibility requirements  eligible for Admiral Shares
---------------------------------------------------------------------------------------------
Newspaper Abbreviation            Welltn                         WelltnAdml
---------------------------------------------------------------------------------------------
Vanguard Fund Number              21                             521
---------------------------------------------------------------------------------------------
Cusip Number                      921935102                      921935201
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Ticker Symbol                     VWELX                          VWENX
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













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